Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Operating Leases, Rent Expense	$ 10	$ 9	$ 3
Operating Leases, Future Minimum Payments Due, Next Twelve Months	14
Operating Leases, Future Minimum Payments, Due in Two Years	10
Operating Leases, Future Minimum Payments, Due in Three Years	10
Operating Leases, Future Minimum Payments, Due in Four Years	10
Operating Leases, Future Minimum Payments, Due in Five Years	10
Operating Leases, Future Minimum Payments, Due Thereafter	165
Operating Leases, Future Minimum Payments Due	219
Utilities Operating Expense, Purchased Power under Long-term Contracts	40	55	40
Purchase Obligation, Due in Next Twelve Months	12
Unrecorded Unconditional Purchase Obligation, Due within Two Years	6
Unrecorded Unconditional Purchase Obligation, Due within Three Years	3
Unrecorded Unconditional Purchase Obligation, Due within Four Years	3
Unrecorded Unconditional Purchase Obligation, Due within Five Years	3
Unrecorded Unconditional Purchase Obligation, Due after Five Years	21
Purchase Obligation	48
NRG [Member]
Long-term Purchase Commitment [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	$ 13	$ 12	$ 7